Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us
September 30, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK 0000826644
Ladies and Gentlemen:
On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post Effective Amendment No. 134 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to add the following new series of the Trust: Invesco All Cap Market Neutral Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro International Equity Fund and Invesco Macro Long/Short Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,
/s/ Stephen Rimes
Stephen Rimes
Assistant General Counsel